Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD ADVISERS FUND (Prospectus Summary): | THE HARTFORD ADVISERS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD ADVISERS FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD ADVISERS FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a change in the name of The Hartford Advisers Fund (the “Fund”).  Accordingly, as of April 30, 2012, the name of the Fund will be changed to “The Hartford Balanced Fund.”  In addition, as of the same date Karen H. Grimes will become a portfolio manager for the Fund and Steven T. Irons will no longer serve as a portfolio manager for the Fund.

Effective April 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              On the front cover, the Fund’s name is changed to The Hartford Balanced Fund and conforming changes are made throughout.

THE HARTFORD ADVISERS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTAX
THE HARTFORD ADVISERS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHABX
THE HARTFORD ADVISERS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFCX
THE HARTFORD ADVISERS FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHAYX
THE HARTFORD ADVISERS FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTRX
THE HARTFORD ADVISERS FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTSX
THE HARTFORD ADVISERS FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTTX